Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Aug. 11, 2021	Feb. 24, 2021	Aug. 12, 2020	Feb. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 23, 2022	Feb. 24, 2020	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Rights outstanding	31,032		86,978	2,108,542					70,939
Increase in capital reserves					R$ 1,819	R$ 54,763
Equity					10,469,240	9,910,265	R$ 9,835,175			R$ 9,800,029
Dividends payable						R$ 479,748
Dividends per share						R$ 0.44
Proposed dividends payable					R$ 185,896
Proposed dividends payable per share					R$ 0.17
Legal reserve as percentage of net income					5.00%
Threshold Percentage of Share Capital for Legal Reserve Allocation					20.00%
Legal reserves					R$ 791,083	R$ 750,010
Statutory reserve as percentage of net income					50.00%
Threshold percentage of share capital for investments reserve allocation					100.00%
Interim dividends, paid					R$ 218,074		R$ 217,382
Interim dividends, paid per share					R$ 0.2		R$ 0.2
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock								1,115,151,608
Rights outstanding					2,297,491			43,925
Treasury shares
Disclosure of classes of share capital [line items]
Shares held in treasury					23,756,393	24,739,626	26,780,298
Average cost					R$ 18.13	R$ 19.77	R$ 18.12
Increase in capital reserves
Equity					(488,425)	(489,068)	R$ (485,383)			(485,383)
Interim dividends, paid
Capital reserve
Disclosure of classes of share capital [line items]
Increase in capital reserves	R$ 448	R$ 1,371	R$ 1,691	R$ 53,072	1,819	54,763
Incurred costs directly attributable to issuing new shares					2,260
Equity					596,481	594,049	542,400			542,400
Interim dividends, paid
Capital reserve | Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves					498,812
Investments statutory reserve
Disclosure of classes of share capital [line items]
Increase in capital reserves
Retention of profits and investments reserve					4,073,876	3,658,265
Equity					4,073,876	R$ 3,658,265	3,290,073			R$ 3,412,427
Interim dividends, paid
Common shares [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock					1,115,107,683	1,115,005,712
Par value per share					R$ 0
Rights, preferences and restrictions attaching to class of share capital					one
Common shares outstanding					50,374,275	47,413,094	46,518,315